Reconciliation to Form 5500 - Distributions to Participants (Details) - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Distributions to participants	$ 39.2
Change in deemed loans	0.0
Distribution to participants per Form 5500	$ 39.2